                                            FILED PURSUANT TO RULE 497(E)
                                            1933 ACT FILE NO. 33-488
                                            1940 ACT FILE NO. 811-4416

                                  ARMADA FUNDS
                          A, B, AND C SHARES (RETAIL)

                       Supplement Dated March 28, 1999 to
            the A, B and C Shares Prospectus Dated December 10, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                              FINANCIAL HIGHLIGHTS

     The tables set forth below present unaudited financial information for the various share classes of certain of the Armada Funds for the six-month period ended November 30, 1999.

                                                                    ARM-C-004-02

                            ARMADA MONEY MARKET FUND

                                                                      FOR THE
                                                                 SIX MONTHS ENDED
                                                                 NOVEMBER 30, 1999
                                                              -----------------------
                                                               CLASS A        CLASS B
                                                              ----------      -------
                                                                    (UNAUDITED)
Net asset value, beginning of period........................  $     1.00      $  1.00
                                                              ----------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................        0.02         0.02
LESS DISTRIBUTIONS
  Dividends from net investment income......................       (0.02)       (0.02)
                                                              ----------      -------
  Net asset value, end of period............................  $     1.00      $  1.00
                                                              ==========      =======
TOTAL RETURN................................................        2.39%(1)     2.03%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $1,598,198      $   230
  Ratio of expenses to average net assets...................        0.55%(2)     1.30%(2)
  Ratio of net investment income to average net assets......        4.76%(2)     4.01%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                      ARMADA GOVERNMENT MONEY MARKET FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS A
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $   1.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.02
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.02)
                                                                    --------
  Net asset value, end of period............................        $   1.00
                                                                    ========
TOTAL RETURN................................................            2.35%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $582,728
  Ratio of expenses to average net assets...................            0.54%(2)
  Ratio of net investment income to average net assets......            4.66%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                      ARMADA TAX EXEMPT MONEY MARKET FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS A
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $   1.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.01
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.01)
                                                                    --------
  Net asset value, end of period............................        $   1.00
                                                                    ========
TOTAL RETURN................................................            1.41%(1)
Ratios/Supplemental Data Net assets, end of period (in
  000's)....................................................        $185,441
  Ratio of expenses to average net assets...................            0.47%(2)
  Ratio of net investment income to average net assets......            2.83%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                         ARMADA INTERMEDIATE BOND FUND

                                                                  FOR THE SIX MONTHS
                                                               ENDED NOVEMBER 30, 1999
                                                              --------------------------
                                                               CLASS A         CLASS B
                                                              ----------      ----------
                                                                     (UNAUDITED)
Net asset value, beginning of period........................  $    10.41      $    10.41
                                                              ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................        0.29            0.26
  Net gain/(loss) on securities (realized and unrealized)...       (0.17)          (0.18)
                                                              ----------      ----------
     Total from investment operations.......................        0.12            0.08
                                                              ----------      ----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................       (0.29)          (0.25)
  Distributions from net realized capital gains.............       (0.00)          (0.00)
     Total distributions....................................       (0.29)          (0.25)
                                                              ----------      ----------
  Net asset value, end of period............................  $    10.24      $    10.24
                                                              ==========      ==========
TOTAL RETURN................................................        1.66%(1,3)       1.30%(1,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $    4,890      $      620
  Ratio of expenses to average net assets...................        0.83%(2)        1.58%(2)
  Ratio of net investment income to average net assets......        5.60%(2)        4.85%(2)
  Portfolio turnover rate...................................          82%             82%

---------------

(1) Total return excludes sales charge.

(2) Annualized.

(3) Returns are for the period indicated and have not been annualized.

                                ARMADA BOND FUND

                                                                  FOR THE SIX MONTHS
                                                               ENDED NOVEMBER 30, 1999
                                                            ------------------------------
                                                               CLASS A           CLASS B
                                                            -------------      -----------
                                                                     (UNAUDITED)
Net asset value, beginning of period......................  $        9.98      $      9.97
                                                            -------------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................           0.29             0.25
  Net gain/(loss) on securities (realized and
     unrealized)..........................................          (0.28)           (0.27)
                                                            -------------      -----------
     Total from investment operations.....................           0.01            (0.02)
                                                            -------------      -----------
LESS DISTRIBUTIONS
  Dividends from net investment income....................          (0.28)           (0.25)
  Dividends from net realized capital gains...............          (0.00)           (0.00)
     Total Distributions..................................          (0.28)           (0.25)
                                                            -------------      -----------
  Net asset value, end of period..........................  $        9.71      $      9.70
                                                            =============      ===========
TOTAL RETURN..............................................           0.74%(2,3)        0.49%(2,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)....................  $       3,384      $       667
  Ratio of expenses to average net assets.................           0.99%(1)         1.70%(1)
  Ratio of net investment income to average net assets....           5.79%(1)         5.08%(1)
  Portfolio turnover rate.................................             62%              62%

---------------

(1) Annualized.

(2) Returns are for the period indicated and have not been annualized.

(3) Total return excludes sales charge.

                        ARMADA INTERNATIONAL EQUITY FUND

                                                                   FOR THE SIX MONTHS
                                                                ENDED NOVEMBER 30, 1999
                                                              ----------------------------
                                                                CLASS A          CLASS B
                                                              -----------      -----------
                                                                      (UNAUDITED)
Net asset value, beginning of period........................  $     10.87      $     10.83
                                                              -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)..............................        (0.02)           (0.06)
  Net gain on securities (realized and unrealized)..........         3.62             3.61
                                                              -----------      -----------
     Total from Investment Operations.......................         3.60             3.55
                                                              -----------      -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.00)           (0.00)
                                                              -----------      -----------
     Total Distributions....................................        (0.00)           (0.00)
                                                              -----------      -----------
  Net asset value, end of period............................  $     14.47      $     14.38
                                                              ===========      ===========
TOTAL RETURN................................................        33.12%(1,2)       32.78%(1,2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $     2,139      $       104
  Ratio of expenses to average net assets...................         1.65%(3)         2.41%(3)
  Ratio of net investment income /(loss) to average net
     assets.................................................        (0.27)%(3)       (1.04)%(3)
  Portfolio turnover rate...................................           67%              67%

---------------

(1) Total return excludes sales charge.

(2) Returns are for the period indicated and have not been annualized.

(3) Annualized.

                          ARMADA SMALL CAP GROWTH FUND

                                                                  FOR THE SIX MONTHS
                                                               ENDED NOVEMBER 30, 1999
                                                              --------------------------
                                                               CLASS A         CLASS B
                                                              ----------      ----------
                                                                     (UNAUDITED)
Net asset value, beginning of period........................  $    10.11      $    10.01
                                                              ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)..............................       (0.00)          (0.05)
  Net gain/(loss) on securities (realized and unrealized)...        3.06            3.04
                                                              ----------      ----------
     Total from Investment Operations.......................        3.06            2.99
                                                              ----------      ----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................       (0.00)          (0.00)
                                                              ----------      ----------
  Distributions from net realized capital gains.............       (0.00)          (0.00)
                                                              ----------      ----------
     Total Distributions....................................       (0.00)          (0.00)
                                                              ----------      ----------
  Net asset value, end of period............................  $    13.17      $    13.00
                                                              ==========      ==========
TOTAL RETURN................................................       30.65%(1,2)      30.26%(1,2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $    1,841      $      201
  Ratio of expenses to average net assets...................        1.46%(3)        2.17%(3)
  Ratio of net investment income/(loss) to average net
     assets.................................................       (0.50)%(3)      (1.21)%(3)
  Portfolio turnover rate...................................          87%             87%

---------------

(1) Total return excludes sales charge.

(2) Returns are for the period indicated and have not been annualized.

(3) Annualized.

                          ARMADA ENHANCED INCOME FUND

                                                                 FOR THE SIX MONTHS
                                                               ENDED NOVEMBER 30, 1999
                                                              -------------------------
                                                               CLASS A       CLASS B(4)
                                                              ---------      ----------
                                                                     (UNAUDITED)
Net asset value, beginning of period........................  $    9.99      $    9.92
                                                              ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................       0.27           0.14
  Net gain/(loss) on securities (realized and unrealized)...      (0.08)         (0.01)
                                                              ---------      ---------
     Total from Investment Operations.......................       0.19           0.13
                                                              ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment income......................      (0.27)         (0.14)
  Distributions of net realized capital gains...............      (0.00)         (0.00)
                                                              ---------      ---------
     Total Distributions....................................      (0.27)         (0.14)
                                                              ---------      ---------
  Net asset value, end of period............................  $    9.91      $    9.91
                                                              =========      =========
TOTAL RETURN................................................       2.27%(2,3)      1.47%(2,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $     526      $     139
  Ratio of expenses to average net assets...................       0.58%(1)       1.33%(1)
  Ratio of net investment income to average net assets......       5.51%(1)       4.76%(1)
  Portfolio turnover rate...................................         52%            52%

---------------

(1) Annualized.

(2) Returns are for the period indicated and have not been annualized.

(3) Total returns exclude sales charges.

(4) Class B commenced operations on August 11, 1999.

                           ARMADA EQUITY INCOME FUND

                                                                   FOR THE SIX MONTHS
                                                                ENDED NOVEMBER 30, 1999
                                                              ----------------------------
                                                                CLASS A          CLASS B
                                                              -----------      -----------
                                                                      (UNAUDITED)
Net asset value, beginning of period........................  $     18.79      $     18.69
                                                              -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.14             0.09
  Net gain/(loss) on securities (realized and unrealized)...        (1.49)           (1.45)
     Total from Investment Operations.......................        (1.35)           (1.36)
                                                              -----------      -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.17)           (0.12)
  Distributions from net realized capital gains.............        (0.00)           (0.00)
                                                              -----------      -----------
     Total Distributions....................................        (0.17)           (0.12)
                                                              -----------      -----------
  Net asset value, end of period............................  $     17.27      $     17.21
                                                              ===========      ===========
TOTAL RETURN................................................        (7.45)%(2,3)       (7.62)%(2,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $    11,865      $     1,228
  Ratio of expenses to average net assets...................         1.22%(1)         1.93%(1)
  Ratio of net investment income to average net assets......         1.59%(1)         0.89%(1)
  Portfolio turnover rate...................................           17%              17%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.

                        ARMADA BALANCED ALLOCATION FUND

                                                                 FOR THE SIX MONTHS
                                                              ENDED NOVEMBER 30, 1999
                                                              ------------------------
                                                               CLASS A        CLASS B
                                                              ---------      ---------
                                                                    (UNAUDITED)
Net asset value, beginning of period........................  $   10.31      $   10.33
                                                              ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................       0.10           0.07
  Net gain/(loss) on securities (realized and unrealized)...       0.79           0.79
     Total from Investment Operations.......................       0.89           0.86
                                                              ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment income......................      (0.11)         (0.07)
  Distributions from net realized capital gains.............      (0.00)         (0.00)
                                                              ---------      ---------
     Total Distributions....................................      (0.11)         (0.07)
                                                              ---------      ---------
  Net asset value, end of period............................  $   11.09      $   11.12
                                                              =========      =========
TOTAL RETURN................................................       9.09%(2,3)      8.77%(2,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $   3,879      $     485
  Ratio of expenses to average net assets...................       1.15%(1)       1.86%(1)
  Ratio of net investment income to average net assets......       1.91%(1)       1.20%(1)
  Portfolio turnover rate...................................         87%            87%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.

                      ARMADA NATIONAL TAX EXEMPT BOND FUND

                                                                   FOR THE SIX MONTHS
                                                                ENDED NOVEMBER 30, 1999
                                                              ----------------------------
                                                                CLASS A          CLASS B
                                                              -----------      -----------
                                                                      (UNAUDITED)
Net asset value, beginning of period........................  $      9.97      $      9.96
                                                              -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.19             0.16
  Net gain/(loss) on securities (realized and unrealized)...        (0.29)           (0.29)
     Total from Investment Operations.......................        (0.10)           (0.13)
                                                              -----------      -----------
LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.20)           (0.17)
  Distributions from net realized capital gains.............        (0.00)           (0.00)
                                                              -----------      -----------
     Total Distributions....................................        (0.20)           (0.17)
                                                              -----------      -----------
  Net asset value, end of period............................  $      9.67      $      9.66
                                                              ===========      ===========
TOTAL RETURN................................................        (0.77)%(2,3)       (1.13)%(2,3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $     4,278      $       305
  Ratio of expenses to average net assets...................         0.42%(1)         1.14%(1)
  Ratio of net investment income to average net assets......         3.86%(1)         3.15%(1)
  Portfolio turnover rate...................................           11%              11%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.

                                            FILED PURSUANT TO RULE 497(E)
                                            1933 ACT FILE NO. 33-488
                                            1940 ACT FILE NO. 811-4416

                                  ARMADA FUNDS
                            I SHARES (INSTITUTIONAL)

                       Supplement Dated March 28, 1999 to
                the I Shares Prospectus Dated September 28, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                              FINANCIAL HIGHLIGHTS

     The tables set forth below present unaudited financial information for the various share classes of certain of the Armada Funds for the six-month period ended November 30, 1999.

                                                                    ARM-A-003-01

                            ARMADA MONEY MARKET FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................       $     1.00
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................             0.02
LESS DISTRIBUTIONS
  Dividends from net investment income......................            (0.02)
                                                                   ----------
  Net asset value, end of period............................       $     1.00
                                                                   ==========
TOTAL RETURN................................................             2.47%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $2,220,015
  Ratio of expenses to average net assets...................             0.40%(2)
  Ratio of net investment income to average net assets......             4.91%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                      ARMADA GOVERNMENT MONEY MARKET FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................       $     1.00
                                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................             0.02
LESS DISTRIBUTIONS
  Dividends from net investment income......................            (0.02)
                                                                   ----------
  Net asset value, end of period............................       $     1.00
                                                                   ==========
TOTAL RETURN................................................             2.42%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $1,079,858
  Ratio of expenses to average net assets...................             0.39%(2)
  Ratio of net investment income to average net assets......             4.81%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                      ARMADA TAX EXEMPT MONEY MARKET FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS 1
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $   1.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.02
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.02)
                                                                    --------
  Net asset value, end of period............................        $   1.00
                                                                    ========
TOTAL RETURN................................................            1.49%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $349,641
  Ratio of expenses to average net assets...................            0.33%(2)
  Ratio of net investment income to average net assets......            2.98%(2)

---------------

(1) Returns are for the period indicated and have not been annualized.

(2) Annualized.

                         ARMADA INTERMEDIATE BOND FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $  10.39
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.30
  Net gain/(loss) on securities (realized and unrealized)...           (0.17)
                                                                    --------
     Total from investment operations.......................            0.13
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.30)
  Distributions from net realized capital gains.............           (0.00)
     Total distributions....................................           (0.30)
                                                                    --------
  Net asset value, end of period............................        $  10.22
                                                                    ========
TOTAL RETURN................................................            1.78%(3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $299,921
  Ratio of expenses to average net assets...................            0.58%(2)
  Ratio of net investment income to average net assets......            5.85%(2)
  Portfolio turnover rate...................................              82%

---------------

(1) Total return excludes sales charge.

(2) Annualized.

(3) Returns are for the period indicated and have not been annualized.

                                ARMADA BOND FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $   9.96
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.30
  Net gain/(loss) on securities (realized and unrealized)...           (0.27)
                                                                    --------
     Total from investment operations.......................            0.03
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.30)
  Dividends from net realized capital gains.................           (0.00)
     Total Distributions....................................           (0.30)
                                                                    --------
  Net asset value, end of period............................        $   9.69
                                                                    ========
TOTAL RETURN................................................            0.86%(2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $695,625
  Ratio of expenses to average net assets...................            0.74%(1)
  Ratio of net investment income to average net assets......            6.04%(1)
  Portfolio turnover rate...................................              62%

---------------

(1) Annualized.

(2) Returns are for the period indicated and have not been annualized.

(3) Total return excludes sales charge.

                        ARMADA INTERNATIONAL EQUITY FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $  10.91
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)..............................           (0.00)
  Net gain on securities (realized and unrealized)..........            3.64
                                                                    --------
     Total from Investment Operations.......................            3.64
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.00)
                                                                    --------
     Total Distributions....................................           (0.00)
                                                                    --------
  Net asset value, end of period............................        $  14.55
                                                                    ========
TOTAL RETURN................................................           33.36%(2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $312,437
  Ratio of expenses to average net assets...................            1.41%(3)
  Ratio of net investment income /(loss) to average net
     assets.................................................           (0.00)%(3)
  Portfolio turnover rate...................................              67%

---------------

(1) Total return excludes sales charge.

(2) Returns are for the period indicated and have not been annualized.

(3) Annualized.

                          ARMADA SMALL CAP GROWTH FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $  10.14
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)..............................            0.01
  Net gain/(loss) on securities (realized and unrealized)...            3.09
                                                                    --------
     Total from Investment Operations.......................            3.10
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.00)
                                                                    --------
  Distributions from net realized capital gains.............           (0.00)
                                                                    --------
     Total Distributions....................................           (0.00)
                                                                    --------
  Net asset value, end of period............................        $  13.24
                                                                    ========
TOTAL RETURN................................................           30.96%(2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $115,852
  Ratio of expenses to average net assets...................            1.21%(3)
  Ratio of net investment income /(loss) to average net
     assets.................................................           (0.25)%(3)
  Portfolio turnover rate...................................              87%

---------------

(1) Total return excludes sales charge.

(2) Returns are for the period indicated and have not been annualized.

(3) Annualized.

                          ARMADA ENHANCED INCOME FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................         $  9.96
                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.28
  Net gain/(loss) on securities (realized and unrealized)...           (0.08)
                                                                     -------
     Total from Investment Operations.......................            0.20
                                                                     -------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.28)
  Distributions of net realized capital gains...............           (0.00)
                                                                     -------
     Total Distributions....................................           (0.28)
                                                                     -------
  Net asset value, end of period............................         $  9.88
                                                                     =======
TOTAL RETURN................................................            2.29%(2)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................         $80,751
  Ratio of expenses to average net assets...................            0.48%(1)
  Ratio of net investment income to average net assets......            5.61%(1)
  Portfolio turnover rate...................................              52%

---------------

(1) Annualized.

(2) Returns are for the period indicated and have not been annualized.

(3) Total returns exclude sales charges.

(4) Class B commenced operations on August 11, 1999.

                           ARMADA EQUITY INCOME FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $  18.80
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.17
  Net gain/(loss) on securities (realized and unrealized)...           (1.47)
     Total from Investment Operations.......................           (1.30)
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.20)
  Distributions from net realized capital gains.............           (0.00)
                                                                    --------
     Total Distributions....................................           (0.20)
                                                                    --------
  Net asset value, end of period............................        $  17.30
                                                                    ========
TOTAL RETURN................................................           (7.26)%(3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $504,489
  Ratio of expenses to average net assets...................            0.97%(1)
  Ratio of net investment income to average net assets......            1.84%(1)
  Portfolio turnover rate...................................              17%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.

                        ARMADA BALANCED ALLOCATION FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $  10.31
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.12
  Net gain/(loss) on securities (realized and unrealized)...            0.79
     Total from Investment Operations.......................            0.91
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.12)
  Distributions from net realized capital gains.............           (0.00)
                                                                    --------
     Total Distributions....................................           (0.12)
                                                                    --------
  Net asset value, end of period............................        $  11.10
                                                                    ========
TOTAL RETURN................................................            9.29%(3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $ 75,370
  Ratio of expenses to average net assets...................            0.90%(1)
  Ratio of net investment income to average net assets......            2.16%(1)
  Portfolio turnover rate...................................              87%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.

                      ARMADA NATIONAL TAX EXEMPT BOND FUND

                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                NOVEMBER 30, 1999
                                                                -----------------
                                                                     CLASS I
                                                                -----------------
                                                                   (UNAUDITED)
Net asset value, beginning of period........................        $   9.96
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................            0.19
  Net gain/(loss) on securities (realized and unrealized)...           (0.28)
     Total from Investment Operations.......................           (0.09)
                                                                    --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................           (0.21)
  Distributions from net realized capital gains.............           (0.00)
                                                                    --------
     Total Distributions....................................           (0.21)
                                                                    --------
  Net asset value, end of period............................        $   9.66
                                                                    ========
TOTAL RETURN................................................           (0.73)%(3)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................        $ 91,747
  Ratio of expenses to average net assets...................            0.34%(1)
  Ratio of net investment income to average net assets......            3.93%(1)
  Portfolio turnover rate...................................              11%

---------------

(1) Annualized.

(2) Total return excludes sales charge.

(3) Returns are for the period indicated and have not been annualized.